Basis of Presentation and Significant Accounting Policies - Accounts Receivable (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Accounting Policies [Abstract]
Accounts receivable classified as held for sale	$ 0		$ 0		$ 0
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	3,175,000	$ 3,022,000	4,138,000	$ 3,541,000
Provision for doubtful accounts	5,043,000	3,736,000	9,726,000	7,717,000
Write-offs and adjustments	(4,419,000)	(3,661,000)	(10,065,000)	(8,161,000)
Balance at end of period	$ 3,799,000	$ 3,097,000	$ 3,799,000	$ 3,097,000